Revenue, Total Revenue (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [Abstract]
Revenue from contracts with customers	$ 1,140,545,581	$ 729,953,807	$ 284,890,018
Revenue for administrative services with related parties	0	0	1,761,896
Total revenue	$ 1,140,545,581	$ 729,953,807	$ 286,651,914